Investments and Sundry Assets (Tables)	12 Months Ended
Dec. 31, 2015
Investments and Sundry Assets
Investments and Sundry Assets
($ in millions)

At December 31:	2015	2014
Deferred transition and setup costs and other deferred arrangements*	$1,624	$1,527
Derivatives—noncurrent	702	681
Alliance investments
Equity method	82	98
Non-equity method	393	496
Prepaid software	273	332
Long-term deposits	256	300
Other receivables	516	509
Employee benefit-related	273	356
Prepaid income taxes	496	518
Other assets	571	705	**
Total	$5,187	$5,520	**

* Deferred transition and setup costs and other deferred arrangements are related to services client arrangements. Refer to note A, “Significant Accounting Policies,” on page 68 for additional information.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.